EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The components of basic earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS, EXCEPT FOR PER SHARE AMOUNTS AND SHARES	2024	2023	2022
Net income for the year	$1,247	$797	$501
Dividends on Class A redeemable junior preferred shares(1)	(105)	(116)	(68)
	$1,142	$681	$433
Attributable to:
Class A exchangeable and Class B shareholders	$14	$5	$6
Class C shareholders	1,095	675	425
Non-controlling interests	33	1	2
	$1,142	$681	$433

Earnings per class C share – basic	$8.69	$10.51	$13.75

Weighted average shares – Class C shares	126,003,542	64,215,726	30,919,577
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(1)For the year ended December 31, 2024, dividends on our Class A redeemable junior preferred shares were accrued until their conversion to Class C shares by Brookfield on December 6, 2024. Refer to Note 23, “Share Capital” for further details.